Schedule III - Part 3 (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		$ 531,708
Initial cost, land	$ 337,863	341,911	$ 100	$ 326,696
Initial cost, buildings and improvements		1,665,900	3,400
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		20,199
Real estate, gross		2,028,010		1,855,960	$ 149,009	$ 1,729
Accumulated depreciation		68,078	$ 25	$ 21,319	$ 869	$ 12
Dollar General, McKean, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		107
Initial cost, buildings and improvements		1,014
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,121
Accumulated depreciation		37
Dollar General, Muskogee, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		154
Initial cost, buildings and improvements		771
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		925
Accumulated depreciation		28
Dollar General, Neligh, NE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		83
Initial cost, buildings and improvements		1,045
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,128
Accumulated depreciation		36
Dollar General, New Florence, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		70
Initial cost, buildings and improvements		940
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,010
Accumulated depreciation		35
Dollar General, New Paris, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		411
Initial cost, buildings and improvements		488
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		899
Accumulated depreciation		25
Dollar General, Norman, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		40
Initial cost, buildings and improvements		913
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		953
Accumulated depreciation		32
Dollar General, Painesville I, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		340
Initial cost, buildings and improvements		797
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,137
Accumulated depreciation		28
Dollar General, Painesville II, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		300
Initial cost, buildings and improvements		715
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,015
Accumulated depreciation		26
Dollar General, Peggs, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		72
Initial cost, buildings and improvements		879
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		951
Accumulated depreciation		31
Dollar General, Santa Rosa, NM
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		324
Initial cost, buildings and improvements		575
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		899
Accumulated depreciation		21
Dollar General, Sapulpa, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		143
Initial cost, buildings and improvements		745
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		888
Accumulated depreciation		27
Dollar General, Schuyler, NE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		144
Initial cost, buildings and improvements		905
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,049
Accumulated depreciation		32
Dollar General, Spencerville, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		213
Initial cost, buildings and improvements		928
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,141
Accumulated depreciation		32
Dollar General, Tahlequah, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		132
Initial cost, buildings and improvements		925
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,057
Accumulated depreciation		33
Dollar General, Talihina, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		163
Initial cost, buildings and improvements		1,023
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,186
Accumulated depreciation		37
Dollar General, Townville, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		78
Initial cost, buildings and improvements		882
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		960
Accumulated depreciation		33
Dollar General, Uniontown, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		165
Initial cost, buildings and improvements		1,107
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,272
Accumulated depreciation		40
Dollar General, Valley Falls, KS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		51
Initial cost, buildings and improvements		922
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		973
Accumulated depreciation		32
Dollar General, Valiant, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		183
Initial cost, buildings and improvements		1,004
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,187
Accumulated depreciation		36
Dollar General, Wymore, NE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		21
Initial cost, buildings and improvements		872
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		893
Accumulated depreciation		31
Dollar General, Wynnewood, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		188
Initial cost, buildings and improvements		1,057
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,245
Accumulated depreciation		38
FedEx, Bohemia, NY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		4,838
Initial cost, buildings and improvements		19,596
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		24,434
Accumulated depreciation		706
FedEx, Watertown, NY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		561
Initial cost, buildings and improvements		4,757
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		5,318
Accumulated depreciation		181
Shaw Aero, Naples, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		998
Initial cost, buildings and improvements		22,332
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		23,330
Accumulated depreciation		726
Mallinckrodt, St. Louis, MO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,499
Initial cost, buildings and improvements		16,828
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		18,327
Accumulated depreciation		553
Kuka Warehouse, Sterling Heights, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,227
Initial cost, buildings and improvements		10,790
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		12,017
Accumulated depreciation		354
Trinity Health, Livonia, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		8,953
Initial cost, buildings and improvements		28,141
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		323
Real estate, gross		37,417
Accumulated depreciation		1,065
FedEx, Hebron, KY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,106
Initial cost, buildings and improvements		7,750
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,856
Accumulated depreciation		269
FedEx, Lexington, KY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,118
Initial cost, buildings and improvements		7,961
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		9,079
Accumulated depreciation		273
GE Aviation, Cincinnati, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,393
Initial cost, buildings and improvements		10,490
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		11,883
Accumulated depreciation		345
Bradford & Bingley, Bingley, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		11,192
Initial cost, land		4,937
Initial cost, buildings and improvements		12,396
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		17,333
Accumulated depreciation		441
DNV GL, Dublin, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		2,509
Initial cost, buildings and improvements		3,140
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		5,649
Accumulated depreciation		108
Rexam, Reckinghausen, Germany
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		5,737
Initial cost, land		769
Initial cost, buildings and improvements		10,825
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		11,594
Accumulated depreciation		336
CJ Energy, Houston, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		3,865
Initial cost, buildings and improvements		9,457
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		13,322
Accumulated depreciation		310
FedEx, Lake Charles, LA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		255
Initial cost, buildings and improvements		7,485
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		7,740
Accumulated depreciation		274
Family Dollar, Big Sandy, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		62
Initial cost, buildings and improvements		739
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		801
Accumulated depreciation		26
Family Dollar, Boling, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		80
Initial cost, buildings and improvements		781
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		861
Accumulated depreciation		26
Family Dollar, Bonifay, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		103
Initial cost, buildings and improvements		673
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		776
Accumulated depreciation		29
Family Dollar, Brindidge, AL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		89
Initial cost, buildings and improvements		749
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		838
Accumulated depreciation		33
Family Dollar, Brownsville, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		155
Initial cost, buildings and improvements		776
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		931
Accumulated depreciation		30
Family Dollar, Buena Vista, GA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		246
Initial cost, buildings and improvements		757
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,003
Accumulated depreciation		40
Family Dollar, Calvert, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		91
Initial cost, buildings and improvements		777
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		868
Accumulated depreciation		27
Family Dollar, Chocowinty, NC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		237
Initial cost, buildings and improvements		554
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		791
Accumulated depreciation		21
Family Dollar, Clarksville, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		370
Initial cost, buildings and improvements		1,025
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,395
Accumulated depreciation		42
Family Dollar, Fort Mill, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		556
Initial cost, buildings and improvements		757
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,313
Accumulated depreciation		28
Family Dollar, Hillsboro, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		287
Initial cost, buildings and improvements		634
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		921
Accumulated depreciation		23
Family Dollar, Lake Charles, LA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		295
Initial cost, buildings and improvements		737
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,032
Accumulated depreciation		26
Family Dollar, Lakeland, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		300
Initial cost, buildings and improvements		812
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,112
Accumulated depreciation		28
Family Dollar, Lansing, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		132
Initial cost, buildings and improvements		1,040
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,172
Accumulated depreciation		42
Family Dollar, Laurens, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		303
Initial cost, buildings and improvements		584
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		887
Accumulated depreciation		27
Family Dollar, Marion, MS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		183
Initial cost, buildings and improvements		747
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		930
Accumulated depreciation		27
Family Dollar, Marsing, ID
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		188
Initial cost, buildings and improvements		786
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		974
Accumulated depreciation		35
Family Dollar, Montgomery I, AL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		122
Initial cost, buildings and improvements		821
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		943
Accumulated depreciation		37
Family Dollar, Montgomery II, AL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		411
Initial cost, buildings and improvements		646
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,057
Accumulated depreciation		32
Family Dollar, Monticello, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		230
Initial cost, buildings and improvements		695
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		925
Accumulated depreciation		27
Family Dollar, Monticello, UT
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		96
Initial cost, buildings and improvements		894
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		990
Accumulated depreciation		41
Family Dollar, North Little Rock, AR
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		424
Initial cost, buildings and improvements		649
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,073
Accumulated depreciation		28
Family Dollar, Oakdale, LA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		243
Initial cost, buildings and improvements		696
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		939
Accumulated depreciation		25
Family Dollar, Orlando, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		684
Initial cost, buildings and improvements		619
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,303
Accumulated depreciation		25
Family Dollar, Port St. Lucie, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		403
Initial cost, buildings and improvements		907
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,310
Accumulated depreciation		33
Family Dollar, Prattville, AL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		463
Initial cost, buildings and improvements		749
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,212
Accumulated depreciation		38
Family Dollar, Prichard, AL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		241
Initial cost, buildings and improvements		803
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,044
Accumulated depreciation		28
Garden Ridge, Quinlan, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		74
Initial cost, buildings and improvements		774
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		848
Accumulated depreciation		27
Family Dollar, Rigeland, MS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		447
Initial cost, buildings and improvements		891
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,338
Accumulated depreciation		30
Garden Ridge, Rising Star, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		63
Initial cost, buildings and improvements		674
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		737
Accumulated depreciation		23
Family Dollar, Southaven, MS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		409
Initial cost, buildings and improvements		1,080
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,489
Accumulated depreciation		40
Family Dollar, Spout Springs, NC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		474
Initial cost, buildings and improvements		676
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,150
Accumulated depreciation		25
Family Dollar, St. Petersburg, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		482
Initial cost, buildings and improvements		851
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,333
Accumulated depreciation		31
Family Dollar, Swansboro, NC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		337
Initial cost, buildings and improvements		826
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,163
Accumulated depreciation		39
Panasonic, Hudson, NJ
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,312
Initial cost, buildings and improvements		7,075
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,387
Accumulated depreciation		218
Onguard, Havre De Grace, MD
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		2,216
Initial cost, buildings and improvements		6,585
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,801
Accumulated depreciation		289
Axon Energy Products, Houston, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		297
Initial cost, buildings and improvements		2,432
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,729
Accumulated depreciation		74
Metro Tonic, Halle Peissen, Germany
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		28,903
Initial cost, land		6,628
Initial cost, buildings and improvements		46,436
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		53,064
Accumulated depreciation		1,595
Tokmanni, Matsala, Finland
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		31,603
Initial cost, land		1,718
Initial cost, buildings and improvements		51,984
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		53,702
Accumulated depreciation		1,684
Fife Council, Dunfermline, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		2,715
Initial cost, land		390
Initial cost, buildings and improvements		5,029
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		5,419
Accumulated depreciation		158
Family Dollar, Doerun, GA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		236
Initial cost, buildings and improvements		717
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		953
Accumulated depreciation		26
Family Dollar, Old Hickory, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		548
Initial cost, buildings and improvements		781
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,329
Accumulated depreciation		30
Government Services Administration, Rapid City, SD
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		504
Initial cost, buildings and improvements		7,837
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,341
Accumulated depreciation		247
KPN BV, Houten, Netherlands
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,538
Initial cost, buildings and improvements		18,812
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		20,350
Accumulated depreciation		557
RWE AG, Essen I, Germany
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		23,537
Initial cost, land		4,783
Initial cost, buildings and improvements		34,017
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		38,800
Accumulated depreciation		936
RWE AG, Essen II, Germany
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		28,508
Initial cost, land		11,712
Initial cost, buildings and improvements		41,179
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		52,891
Accumulated depreciation		1,137
RWE AG, Essen III, Germany
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		16,124
Initial cost, land		1,852
Initial cost, buildings and improvements		23,658
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		25,510
Accumulated depreciation		654
Follett School, McHenry, IL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		3,423
Initial cost, buildings and improvements		15,600
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		19,023
Accumulated depreciation		540
Quest Diagnostics, Inc., Santa Clarita, CA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		52,800
Initial cost, land		10,714
Initial cost, buildings and improvements		69,018
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		79,732
Accumulated depreciation		1,902
Family Dollar, Tampa, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		466
Initial cost, buildings and improvements		820
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,286
Accumulated depreciation		28
Diebold, North Canton, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		0
Initial cost, buildings and improvements		9,142
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		9,142
Accumulated depreciation		283
Dollar General, Chickasha, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		248
Initial cost, buildings and improvements		1,293
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,541
Accumulated depreciation		36
Weatherford International, Odessa, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		665
Initial cost, buildings and improvements		1,795
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,460
Accumulated depreciation		80
AM Castle, Wichita, KS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		426
Initial cost, buildings and improvements		6,681
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		7,107
Accumulated depreciation		169
FedEx, Billerica, MA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,138
Initial cost, buildings and improvements		6,674
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		7,812
Accumulated depreciation		208
Constellium Auto, Wayne, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,180
Initial cost, buildings and improvements		13,781
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		7,875
Real estate, gross		22,836
Accumulated depreciation		904
C&J Energy II, Houston, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		6,196
Initial cost, buildings and improvements		21,745
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		27,941
Accumulated depreciation		472
Fedex VII, Salina, UT
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		428
Initial cost, buildings and improvements		3,334
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,762
Accumulated depreciation		101
Fedex VIII, Pierre, SD
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		0
Initial cost, buildings and improvements		3,288
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,288
Accumulated depreciation		89
Fresenius, Sumter, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		243
Initial cost, buildings and improvements		3,269
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,512
Accumulated depreciation		62
Fresenius, Hephzibah, GA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		234
Initial cost, buildings and improvements		2,235
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,469
Accumulated depreciation		33
Crown Group, Jonesville, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		101
Initial cost, buildings and improvements		3,136
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,237
Accumulated depreciation		37
Crown Group, Fraser, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		350
Initial cost, buildings and improvements		3,865
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		4,215
Accumulated depreciation		45
Crown Group, Warren, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		297
Initial cost, buildings and improvements		3,325
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,622
Accumulated depreciation		39
Crown Group, Marion, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		386
Initial cost, buildings and improvements		7,993
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,379
Accumulated depreciation		79
Crown Group, Logansport, IN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,843
Initial cost, buildings and improvements		5,430
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		7,273
Accumulated depreciation		59
Crown Group, Madison, IN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,598
Initial cost, buildings and improvements		7,513
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		9,111
Accumulated depreciation		69
Mapes & Sprowl Steel, Ltd., Elk Grove, IL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		954
Initial cost, buildings and improvements		4,619
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		5,573
Accumulated depreciation		42
JIT Steel Services, Chattanooga, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		316
Initial cost, buildings and improvements		1,986
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,302
Accumulated depreciation		17
JIT Steel Services, Chattanooga, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		582
Initial cost, buildings and improvements		3,122
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,704
Accumulated depreciation		28
Beacon Health System, Inc., South Bend, IN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,636
Initial cost, buildings and improvements		8,190
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		9,826
Accumulated depreciation		58
Hannibal/Lex JV LLC, Houston, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		2,090
Initial cost, buildings and improvements		11,138
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		13,228
Accumulated depreciation		73
FedEx Ground, Mankato, MN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		472
Initial cost, buildings and improvements		6,780
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		7,252
Accumulated depreciation		57
Office Depot, Venlo, NETH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		3,401
Initial cost, buildings and improvements		15,043
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		18,444
Accumulated depreciation		114
Finnair, Helsinki, FIN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		30,976
Initial cost, land		2,455
Initial cost, buildings and improvements		69,941
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		72,396
Accumulated depreciation		$ 475